Other Current Assets - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Dec. 31, 2022 USD ($)
Other Current Assets [Line Items]
Receivable with imputed interest, net amount	$ 100,000
Receivable with imputed interest, effective yield (interest rate)	3.00%
Financing Receivable, after Allowance for Credit Loss	$ 101,424
Negotiation fee paid	$ 200,000